Supplemental disclosure of cash flow information (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of changes in operating assets and liabilities

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(607)	427	494	(684)
Inventory	767	501	1,009	894
Prepaid expenses and other current assets	(225)	368	(66)	248
Payables and accrued liabilities	(2,188)	565	(1,950)	442
Deferred revenues	(3)	-	-	-
Provision for restructuring and other costs	(23)	1	(313)	1
Employee future benefits	(146)	(44)	(272)	(44)
	(2,425)	1,818	(1,098)	857